Corporate Line of Credit and Preclosing Bridge Notes - Corporate Line of Credit and Amended Corporate Line of Credit (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Nov. 30, 2021
Line of Credit Facility [Line Items]
Outstanding borrowings						$ 144,403	$ 149,022	$ 0
Amortization of deferred debt issuance costs and discount and other debt servicing fees				$ 6,043	$ 213,534	273,048	19,592
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Outstanding borrowings		$ 0		0		144,400	151,400
Unamortized debt discount and debt issuance costs		0		0		2,000	2,400
Fixed interest rate									8.00%
Repayment of principal				144,400
Payment of make-whole amount	$ 4,500
Amortization of unamortized debt issuance costs				5,100
Interest expense on debt		11,300	$ 2,800	17,600	9,600	13,200	11,400
Interest expense, line of credit		6,100	2,400	11,500	8,500	12,100	10,200
Amortization of deferred debt issuance costs and discount and other debt servicing fees		5,200	$ 300	6,000	$ 800	$ 1,100	$ 1,000
Line of Credit | Revolving Credit Facility | 2023 Credit Facility, Tranche AB
Line of Credit Facility [Line Items]
Outstanding borrowings		$ 96,700		$ 96,700
Fixed interest rate		8.50%		8.50%
Line of Credit | Revolving Credit Facility | 2023 Credit Facility, Tranche C
Line of Credit Facility [Line Items]
Outstanding borrowings		$ 26,900		$ 26,900
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | 2023 Credit Facility, Tranche C
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)				9.50%